Document And Entity Information	Sep. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Entity Registrant Name	RANGE RESOURCES CORP
Entity Central Index Key	0000315852
Entity Emerging Growth Company	false
Entity File Number	001-12209
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-1312571
Entity Address, Address Line One	100 Throckmorton Street
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	8702601
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, (Par Value $0.01)
Trading Symbol	RRC
Security Exchange Name	NYSE